Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Assets, Noncurrent Disclosure [Abstract]
Deferred charges	$ 114		$ 74
Deferred tax effect of internal transfer of assets	131		140
Deferred mobilization costs	65		118
Deferred consideration	142	[1]	0	[1]
Accrued revenue	155		60
Other	5		10
Total other non-current assets	612		402
Deferred Finance Costs [Abstract]
Debt arrangement fees	338		241
Accumulated amortization	(186)		(143)
Total book value	152		98
Less: Short-term amount	(38)		(24)
Long-term amount	114		74
Amortization for the period	$ 43		$ 30		$ 31

[1]	Deferred consideration is related to the sale of the tender rig business. See Note 11 to the consolidated financial statements included herein.